BNY Mellon U.S Mortgage Fund, Inc.

Incorporated herein by reference is a supplement to the above-referenced fund’s Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 27, 2020 (SEC Accession No. 0000762156-20-000001).